Additional Information - Financial Statement Schedule 1	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Additional Information - Financial Statement Schedule 1

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

CHINA ZENIX AUTO INTERNATIONAL LIMITED

PARENT COMPANY FINANCIAL INFORMATION

Condensed Statements of Financial Position

(Unaudited)

	As of December 31,
	2016	2017
	RMB’000	RMB’000
ASSETS
Current assets
Prepayments	17	15
Bank balances	51	—

	68	15

Non-current asset
Investment in a subsidiary	940,198	940,198

Total assets	940,266	940,213

EQUITY AND LIABILITIES
Current and total liabilities
Other payables	6,701	5,873
Amount due to a shareholder	1,398	8,742
Amount due to a subsidiary	73,820	70,871

	81,919	85,486

EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 ordinary shares issued and outstanding as of December 31, 2016 and 2017)	136	136
Additional paid-in capital	392,076	392,076
Reserves	466,135	462,515

Total equity	858,347	854,727

Total equity and liabilities	940,266	940,213

CHINA ZENIX AUTO INTERNATIONAL LIMITED

PARENT COMPANY FINANCIAL INFORMATION

Condensed Statements of Profit or Loss and Other Comprehensive Loss

For the years ended December 31, 2015, 2016 and 2017

(Unaudited)

	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Other income	—	—	4,295
Net exchange (loss) gain	(3,265)	(3,196)	2,313
Administrative expenses	(6,821)	(4,768)	(10,228)

Loss and total comprehensive loss for the year	(10,086)	(7,964)	(3,620)

CHINA ZENIX AUTO INTERNATIONAL LIMITED

PARENT COMPANY FINANCIAL INFORMATION

Condensed Statements of Changes in Equity

For the years ended December 31, 2015, 2016 and 2017

(Unaudited)

	Share capital	Additional paid in capital	Capital reserve	Share incentive plan reserve	Accumulated losses	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

As of January 1, 2015	136	392,076	560,892	3,110	(79,817)	876,397
Loss and total comprehensive loss for the year	—	—	—	—	(10,086)	(10,086)

As of December 31, 2015	136	392,076	560,892	3,110	(89,903)	866,311
Loss and total comprehensive loss for the year	—	—	—	—	(7,964)	(7,964)

As of December 31, 2016	136	392,076	560,892	3,110	(97,867)	858,347
Loss and total comprehensive loss for the year	—	—	—	—	(3,620)	(3,620)

As of December 31, 2017	136	392,076	560,892	3,110	(101,487)	(854,727)

CHINA ZENIX AUTO INTERNATIONAL LIMITED

PARENT COMPANY FINANCIAL INFORMATION

Condensed Statements of Cash Flows

For the years ended December 31, 2015, 2016 and 2017

(Unaudited)

	2015	2016	2017
	RMB’000	RMB’000	RMB’000
OPERATING ACTIVITIES
Loss for the year	(10,086)	(7,964)	(3,620)
Exchange loss	2,911	2,601	(2,290)

Operating cash flows before movements in working capital	(7,175)	(5,363)	(5,910)
Decrease (increase) in prepayments	2	(4)	2
(Decrease) increase in other payables	543	(6,360)	(828)

NET CASH USED IN OPERATING ACTIVITIES	(6,630)	(11,727)	(6,736)

FINANCING ACTIVITIES
Advance from a subsidiary	361	21,911	10,518
Repayment to subsidiary	—	—	(11,175)
Advance from a shareholder	6,172	4,455	10,149
Repayment to a shareholder	—	(14,736)	(2,805)

NET CASH FROM FINANCING ACTIVITIES	6,533	11,630	6,687

NET DECREASE IN CASH AND CASH EQUIVALENTS	(97)	(97)	(49)

CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	161	139	51

EFFECT OF CHANGE IN FOREIGN CURRENCY RATE	75	9	(2)

CASH AND CASH EQUIVALENTS AT END OF THE YEAR
- representing bank balances	139	51	—

Basis of Presentation

Schedule 1 has been provided pursuant to the requirements of Rules 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

For the purpose of presenting the financial information of the parent company only, the Company records its investment in subsidiaries under the cost method of accounting. Such investment is presented on the statements of financial position as “Investment in a subsidiary” at cost less any identified impairment loss.

As of December 31, 2016 and 2017, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Group’s consolidated financial statements, if any.

For all years presented, there were no cash dividends paid to the Company by its consolidated subsidiaries.